Condensed Statements of Consolidated Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statements of Consolidated Income [Abstract]
Operating revenues (Note 3)	$ 1,845	$ 1,660	$ 5,047	$ 4,610	$ 6,082	$ 5,586	$ 5,243
Operating expenses:
Wholesale transmission service	374	351	1,094	1,053	1,394	1,291	1,162
Operation and maintenance	385	338	1,123	932	1,293	1,150	1,055
Depreciation and amortization	300	269	877	787	1,060	978	904
Provision in lieu of income taxes (Note 9)	80	72	174	172	208	185	201
Taxes other than amounts related to income taxes	154	151	443	431	571	552	561
Write-off of rate base disallowances						55
Total operating expenses	1,293	1,181	3,711	3,375	4,526	4,211	3,883
Operating income	552	479	1,336	1,235	1,556	1,375	1,360
Other (income) and deductions – net (Note 12)	(29)	(15)	(61)	(45)	(63)	(31)	20
Non-operating benefit in lieu of income taxes			(1)	(1)	(2)	(8)	(10)
Interest expense and related charges (Note 12)	201	170	578	481	653	536	445
Write-off of non-operating rate base disallowances						14
Net income	$ 380	$ 324	$ 820	$ 800	$ 968	$ 864	$ 905